Expense Example {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-11 - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847